Fair Value Measurements (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair value and amortized costs of notes receivable
Amortized cost	$ 6,175		$ 8,297		$ 13,535
Fair market value	6,238	[1]	8,074	[1],[2]	12,765	[2]
Marketable securities:
Total marketable securities	132,613		131,114		156,313
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
Notes receivable, at fair market value	6,238	[1]	8,074	[1],[2]	12,765	[2]
Maximum recovery period of other receivables	3 months		3 months
Life settlement contracts, at fair market value			1,342
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
VIE derivative liabilities, at fair market value	81,125		121,498		130,450
VIE and other finance receivables
Assets and liabilities that are carried at fair value
Discount rate for discounting residual cash flows (as a percent)	7.71%		9.34%
Weighted average life	20 years
Loss assumption (as a percent)	0.25%		0.25%
Quoted Prices in Active Markets for Identical Assets Level 1
Marketable securities:
Total equity securities	87,425		81,582		95,509
Total fixed income securities	38,596		42,021		50,173
Total other securities	6,592		7,511		10,631
Total marketable securities	132,613		131,114		156,313
Total Assets	132,613		131,114		156,313
Quoted Prices in Active Markets for Identical Assets Level 1 | US large cap
Marketable securities:
Total equity securities	44,765		40,446		48,566
Quoted Prices in Active Markets for Identical Assets Level 1 | US mid cap
Marketable securities:
Total equity securities	9,125		8,472		9,385
Quoted Prices in Active Markets for Identical Assets Level 1 | US small cap
Marketable securities:
Total equity securities	10,481		9,224		8,621
Quoted Prices in Active Markets for Identical Assets Level 1 | International
Marketable securities:
Total equity securities	22,233		22,651		27,197
Quoted Prices in Active Markets for Identical Assets Level 1 | Other equity
Marketable securities:
Total equity securities	821		789		1,740
Quoted Prices in Active Markets for Identical Assets Level 1 | US fixed income
Marketable securities:
Total fixed income securities	33,263		36,047		41,929
Quoted Prices in Active Markets for Identical Assets Level 1 | International fixed income
Marketable securities:
Total fixed income securities	5,303		5,963		8,200
Quoted Prices in Active Markets for Identical Assets Level 1 | Other fixed income
Marketable securities:
Total fixed income securities	30		11		44
Quoted Prices in Active Markets for Identical Assets Level 1 | Cash & cash equivalents
Marketable securities:
Total other securities	3,754		4,789		6,705
Quoted Prices in Active Markets for Identical Assets Level 1 | Alternative investments
Marketable securities:
Total other securities	645		483		1,645
Quoted Prices in Active Markets for Identical Assets Level 1 | Annuities
Marketable securities:
Total other securities	2,193		2,239		2,281
Significant Other Observable Inputs Level II
Liabilities
VIE derivative liabilities, at fair market value	81,125		121,498		130,450
Total Liabilities	81,125		121,498		130,450
Significant Unobservable Inputs Level III
Fair value and amortized costs of notes receivable
Fair market value	6,238		8,074		12,765
Marketable securities:
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
Notes receivable, at fair market value	6,238		8,074		12,765
Life settlement contracts, at fair market value			1,724		6,214
Total Assets	3,895,131		3,624,986		3,060,069
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
Total Liabilities	3,437,861		3,229,591		2,663,873
Significant Unobservable Inputs Level III | VIE long-term debt issued by securitization and permanent financing trusts, at fair market value
Liabilities
Total Liabilities	3,437,861		3,229,591		2,663,873
Significant Unobservable Inputs Level III | VIE and other finance receivables
Marketable securities:
Total Assets	3,888,893		3,615,188		3,041,090
Total at Fair Value
Fair value and amortized costs of notes receivable
Fair market value	6,238		8,074		12,765
Marketable securities:
Total equity securities	87,425		81,582		95,509
Total fixed income securities	38,596		42,021		50,173
Total other securities	6,592		7,511		10,631
Total marketable securities	132,613		131,114		156,313
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
Notes receivable, at fair market value	6,238		8,074		12,765
Life settlement contracts, at fair market value			1,724		6,214
Total Assets	4,027,744		3,756,100		3,216,382
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
VIE derivative liabilities, at fair market value	81,125		121,498		130,450
Total Liabilities	3,518,986		3,351,089		2,794,323
Total at Fair Value | US large cap
Marketable securities:
Total equity securities	44,765		40,446		48,566
Total at Fair Value | US mid cap
Marketable securities:
Total equity securities	9,125		8,472		9,385
Total at Fair Value | US small cap
Marketable securities:
Total equity securities	10,481		9,224		8,621
Total at Fair Value | International
Marketable securities:
Total equity securities	22,233		22,651		27,197
Total at Fair Value | Other equity
Marketable securities:
Total equity securities	821		789		1,740
Total at Fair Value | US fixed income
Marketable securities:
Total fixed income securities	33,263		36,047		41,929
Total at Fair Value | International fixed income
Marketable securities:
Total fixed income securities	5,303		5,963		8,200
Total at Fair Value | Other fixed income
Marketable securities:
Total fixed income securities	30		11		44
Total at Fair Value | Cash & cash equivalents
Marketable securities:
Total other securities	3,754		4,789		6,705
Total at Fair Value | Alternative investments
Marketable securities:
Total other securities	645		483		1,645
Total at Fair Value | Annuities
Marketable securities:
Total other securities	$ 2,193		$ 2,239		$ 2,281

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities